Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK BOND TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2011
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2012